Inventories: Schedule of Inventories (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Inventories:
Schedule of Inventories
	December 31, 2011	December 31, 2010
Finished goods	1,586,876	1,049,795
Raw materials and purchased parts	707,128	573,375
Work-in-process	305,093	243,456
Total inventories	2,599,097	1,866,626